Cash and Cash Equivalents (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Top of range [member]
Cash and Cash Equivalent [Line Items]
Market rate percentage	0.125%
Bottom of range [member]
Cash and Cash Equivalent [Line Items]
Market rate percentage		0.30%